Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 164,000
Previously Paid Amount	0.00
Total Fee Amount	22.65
Total Offset Amount	0.00
Net Fee	22.65
Narrative - Max Aggregate Offering Price	$ 164,000
Final Prospectus	true